Note 11 - Equity - Schedule of Warrants (Details) - $ / shares	3 Months Ended	12 Months Ended			15 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2025
Outstanding warrants, number (in shares)	1,971,216
Outstanding warrants, exercise price (in dollars per share)	$ 11.54
Outstanding warrants, weighted average remaining life (Year)		4 years 3 months 18 days			2 years 4 months 9 days
Exercised (in shares)	(1,623,530)	(12,827)
Exercised (in dollars per share)	$ 5.43	$ 0.05
Outstanding warrants, number (in shares)	921,381	1,971,216			921,381
Outstanding warrants, exercise price (in dollars per share)	$ 17.6	$ 11.54			$ 17.6
Exercised (in shares)	1,623,530	12,827
Penny Warrants [Member]
Outstanding warrants, number (in shares)	699,546	54,708	54,708		54,708
Outstanding warrants, weighted average remaining life (Year)	3 years 2 months 1 day	3 years 2 months 19 days	1 year 6 months 3 days	2 years 6 months 3 days
Exercised (in shares)	563,065	(626,264)
Outstanding warrants, number (in shares)	136,481	699,546	54,708	54,708	136,481
Exercised (in shares)	(563,065)	626,264
The 2025 PIPE Warrants [Member]
warrants issued, number (in shares)	547,737
Warrants issued, exercise price (in dollars per share)	$ 4
March 2025 Broker Warrants [Member]
warrants issued, number (in shares)	25,958
Warrants issued, exercise price (in dollars per share)	$ 3.8